Management Statement And Basis Of Presentation Of The Financial Statements	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Management Statement And Basis Of Presentation Of The Financial Statements
2.	MANAGEMENT STATEMENT AND BASIS OF PRESENTATION OF THE FINANCIAL STATEMENTS
The consolidated financial statements were prepared in accordance with the International Financial Reporting Standards (“IFRS”), issued by the International Accounting Standards Board” (“IASB”), and interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”).
The Company’s consolidated financial statements are expressed in thousands of Brazilian reais (“R$”), and the amounts expressed in other currencies, whenever necessary, are also disclosed in thousands. The items disclosed in other currencies are duly identified, whenever applicable.
Management confirms that all relevant information in the financial statements, and only them, are being disclosed, and they correspond to those used in the development of its business management activities.

a)	Basis of presentation of Company’s consolidated financial statements – Predecessor method
The Company became Natura’s holding company through the Corporate Restructuring described above. The transaction was recorded at book value since it was a transaction under common control.
Under IFRS there is no specific guidance applicable to business combinations of entities under common control, as IFRS 3,
Business Combination
s, excludes from its scope business combinations between such entities.
Due to the lack of specific guidance the Company has stablished an accounting policy as required by IAS 8,
Accounting Policies, Changes in Accounting Estimates and Errors.
In doing so, the Company considered guidance of other standards-setting bodies that use a similar conceptual framework to develop accounting standards as well as the accounting practices of entities subject to those standards such as the United States of America and the United Kingdom.
As a result, the Company accounted for the Corporate Restructuring using the predecessor method of accounting, and the consolidated financial statements are presented “as if” Natura is the predecessor of the Company. Under the predecessor method, the historical operations of Natura are deemed to be those of the Company. Thus, these consolidated financial statements reflect:

(i)	the historical operating results and financial position of Natura prior to the Corporate Restructuring;

(ii)	the consolidated results of the Natura &Co and Natura following the Corporate Restructuring;

(iii)	the assets and liabilities of Natura at their historical cost; and

(iv)
Natura &Co’s earnings per share for all periods presented. The number of ordinary shares issued by Natura &Co, as a result of the Corporate Structuring is reflected retroactively to January 1, 2017, for purposes of calculating earnings per share in all prior periods presented;

b)	Reconciliation of the Company and Natura’s shareholders’ equity as of December 31, 2019

	Company	Natura	Predecessor adjustments
Capital stock (a)	1,485,435	1,721,911	(236,476)
Surplus on issue/sale of shares (b)	793,339	84,579	708,760
Special reserve (a)	206,592	-	206,592
Additional paid-in capital (b)	-	388,729	(388,729)
Profit reserves - Legal (b)	-	18,650	(18,650)
Profit reserves – Tax incentives (b)	-	157,524	(157,524)
Profit reserve - retention (c)	(1,428)	298,344	(299,772)
Accumulated losses (c)	155,467	-	155,467

(a)
The acts for the Company formation acts resulted in a Share Capital of R$ 1,485,435 and a statutory reserve, called special reserve, of R$ 206,592. Considering that capital contributed by the controlling shareholders was measured based on the Natura’s equity on November 13, 2019, and later, by the other shareholders, on December 17, 2019, the mathematical calculation showed a difference of R$ 236,476 to adjust the Capital in December 31, 2019, reflected in the corresponding large social groups on December 31, 2019.

(b)
The balance of other comprehensive income reflects Natura figures, since there are recyclable items for the statement of income in the future, when applicable. The remaining Additional
Paid-in
Capital reserve, Legal Profit reserve and Tax Incentives are not applicable in the Company, so they were adjusted and added to the initial capital contribution balance. The adjustment of R$ 708,760 recorded in the “Surplus on issue/sale of shares” corresponds to the mathematical calculation to reflect this movement.

(c)	Accumulated losses – represents the Company results of operations during the year ended December 31, 2019.